UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08846

Tributary Funds, Inc.
(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC 1620 Dodge Street Omaha, Nebraska		68197
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson Fund Services 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 662-4203

Date of fiscal year end:	March 31

Date of reporting period:	October 1, 2012 – December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedules of Investments.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2012 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 31.6%
$256,836	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	$259,996
343,513	Bear Stearns Asset Backed Securities Trust REMIC, 0.61%, 10/25/34 (a)	338,263
142,628	Bear Stearns Asset Backed Securities Trust REMIC, 0.43%, 12/25/35 (a)	140,487
320,416	Bear Stearns Asset Backed Securities Trust REMIC, 0.43%, 02/25/36 (a)	315,892
630,098	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	660,807
208,520	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.60%, 01/25/15	211,235
388,212	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.27%, 06/25/15	393,973
338,177	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.40%, 02/25/30	339,369
340,118	Chase Mortgage Finance Corp. REMIC, 5.50%, 05/25/35	355,085
237,420	Citicorp Mortgage Securities Inc. REMIC, 5.50%, 04/25/35	239,780
271,176	Citicorp Mortgage Securities Inc. REMIC, 5.50%, 11/25/35	273,550
940,370	Citigroup Mortgage Loan Trust REMIC, 0.36%, 08/25/36 (a)	881,298
431,279	Citigroup Mortgage Loan Trust Inc. REMIC, 0.36%, 10/25/36 (a)	426,168
230,819	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	236,005
92,558	Countrywide Alternative Loan Trust REMIC, 5.38%, 08/25/36 (a)	93,899
568,506	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	570,847
188,869	Countrywide Asset-Backed Certificates REMIC, 0.45%, 04/25/36 (a)	187,224
487,393	Countrywide Asset-Backed Certificates REMIC, 0.39%, 07/25/36 (a)	467,675
208,923	Countrywide Asset-Backed Certificates REMIC, 0.56%, 08/25/47 (a)	206,918
142,913	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	145,620
367,966	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.33%, 02/25/33 (a)	323,649
39,548	FBR Securitization Trust REMIC, 0.46%, 11/25/35 (a)	39,514
800,000	GS Mortgage Securities Corp. II, 3.65%, 03/10/44 (b)	861,902
49,579	Home Equity Asset Trust REMIC, 0.32%, 07/25/37 (a)	49,113
414,373	Irwin Home Equity Corp. REMIC, 1.30%, 11/25/28 (a)	398,611
895,000	Long Beach Mortgage Loan Trust REMIC, 1.11%, 10/25/34 (a)	790,717
450,000	Long Beach Mortgage Loan Trust REMIC, 0.94%, 04/25/35 (a)	443,764
173,331	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	176,851
300,000	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	323,205
605,580	Morgan Stanley Home Equity Loan Trust REMIC, 0.91%, 12/25/34 (a)	583,482
251,964	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	156,076
525,268	Option One Mortgage Loan Trust REMIC, 0.42%, 12/25/35 (a)	513,229
489,629	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	527,320
463,222	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 05/25/35 (a)	472,716
67,434	Popular ABS Mortgage Pass-Through Trust REMIC, 4.62%, 05/25/35 (a)	67,873
549,498	Preferred Term Securities XXIV Inc., 0.61%, 03/22/37 (a) (b) (e)	351,679
511,241	RAAC Trust REMIC, 0.38%, 08/25/36 (a)	504,514
483,366	RALI Trust REMIC, 5.50%, 05/25/34	495,104
398,642	RASC Trust REMIC, 3.77%, 01/25/32 (a)	402,616
403,184	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	404,279
284,959	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	292,717
103,307	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	105,277
275,172	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	267,479
236,403	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	228,921
420,167	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	422,250
403,424	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	417,815
261,037	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33	254,808
252,373	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	261,814

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$205,693	Residential Asset Securities Corp. Trust REMIC, 0.40%, 03/25/36 (a)	$204,168
549,934	SACO I Inc. REMIC, 0.77%, 11/25/35 (a)	530,931
386,418	Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (a) (b)	397,776
163,948	Structured Asset Securities Corp. REMIC, 4.79%, 03/25/35	164,104
470,235	Terwin Mortgage Trust Series REMIC, 3.13%, 11/25/35 (a)	470,061
157,782	Vanderbilt Mortgage & Finance, Inc. REMIC, 6.57%, 08/07/24	164,702
710,934	Wachovia Bank Commercial Mortgage Trust REMIC, 5.08%, 03/15/42 (a)	769,116
280,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	290,269
304,542	Wells Fargo Home Equity Trust REMIC, 0.59%, 12/25/35 (a)	294,753
259,649	Wells Fargo Home Equity Trust REMIC, 0.35%, 07/25/36 (a)	256,428
377,772	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 02/25/19	385,956

Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,222,727)		20,809,650

Corporate Bonds - 34.4%
Consumer Discretionary - 3.6%
670,000	DIRECTV Holdings LLC, 2.40%, 03/15/17	686,292
300,000	Goodyear Tire & Rubber Co., 7.00%, 05/15/22	321,750
250,000	Hanesbrands Inc., 6.38%, 12/15/20	275,000
520,000	Maytag Corp., 5.00%, 05/15/15	545,382
375,000	Mohawk Industries Inc., 6.38%, 01/15/16 (c)	421,875
125,000	Newell Rubbermaid Inc., 2.05%, 12/01/17	126,662
		2,376,961
Consumer Staples - 0.9%
585,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	615,229

Energy - 2.6%
615,000	ConocoPhillips, 4.60%, 01/15/15	664,628
460,000	Enterprise Products Operating LLC, 9.75%, 01/31/14	503,286
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	512,718
		1,680,632
Financials - 18.0%
580,000	ACE INA Holdings Inc., 5.60%, 05/15/15	643,815
710,000	American Express Bank FSB, 0.51%, 06/12/17 (a)	696,118
665,000	Bank of America Corp., 3.75%, 07/12/16	710,837
650,000	Berkshire Hathaway Inc., 1.90%, 01/31/17	671,919
565,000	Caterpillar Financial Services Corp., 1.63%, 06/01/17	575,627
630,000	Citigroup Inc., 4.45%, 01/10/17	697,914
320,000	General Electric Capital Corp., 0.57%, 09/15/14 (a)	319,616
290,000	General Electric Capital Corp., 0.58%, 08/07/18 (a)	279,098
255,000	Genworth Financial Inc., 7.63%, 09/24/21	281,410
520,000	Hartford Financial Services Group Inc., 4.00%, 10/15/17	568,049
605,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (d)	685,471
510,000	KeyBank NA, 4.95%, 09/15/15	555,653
660,000	Metropolitan Life Global Funding I, 1.70%, 06/29/15 (b)	673,720
670,000	Morgan Stanley, 3.80%, 04/29/16	703,356
640,000	Murray Street Investment Trust I, 4.65%, 03/09/17	692,254
650,000	PNC Funding Corp., 0.51%, 01/31/14 (a)	650,277
670,000	Pricoa Global Funding I, 0.52%, 06/24/16 (a) (b)	658,315
495,000	Regions Financial Corp., 7.75%, 11/10/14	548,856
650,000	State Street Bank & Trust Co., 0.51%, 12/08/15 (a)	645,286
540,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (d)	619,650
		11,877,241
Industrials - 2.8%
495,000	Textron Inc., 6.20%, 03/15/15	542,535
495,000	Union Pacific Corp., 5.70%, 08/15/18	600,746
590,000	United Technologies Corp., 5.38%, 12/15/17	701,278
		1,844,559
Information Technology - 1.8%
525,000	CA Inc., 6.13%, 12/01/14	572,121
600,000	International Business Machines Corp., 2.00%, 01/05/16	619,962
		1,192,083

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
Materials - 1.9%
$212,000	Dow Chemical Co., 7.60%, 05/15/14 (c)	$231,457
480,000	Praxair Inc., 3.95%, 06/01/13	487,098
475,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (c)	525,218
		1,243,773
Telecommunication Services - 0.6%
340,000	Crown Castle International Corp., 9.00%, 01/15/15	360,570

Utilities - 2.2%
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	413,213
565,000	Georgia Power Co., 3.00%, 04/15/16	603,943
416,000	PacifiCorp, 5.45%, 09/15/13	430,014
		1,447,170

Total Corporate Bonds (cost $21,698,365)		22,638,218

Government and Agency Obligations - 30.3%
GOVERNMENT SECURITIES - 23.3%
Federal Home Loan Mortgage Corp. - 0.5%
350,000	Federal Home Loan Mortgage Corp., 4.50%, 07/15/13 (f)	358,207

Municipals - 3.9%
455,000	City of Indianapolis, IN, 0.63%, 07/01/14	454,900
380,000	City of Omaha, Nebraska, RB, 2.40%, 12/01/16	396,955
165,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 4.25%, 11/01/14	172,557
550,000	Nebraska Public Power District, RB, Series B, 4.14%, 01/01/13	550,000
600,000	New York City Transitional Finance Authority, 3.02%, 02/01/16	634,734
325,000	State of Mississippi, 2.63%, 11/01/16	347,103
		2,556,249
Treasury Inflation Index Securities - 1.1%
707,373	U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/16 (g)	744,842

U.S. Treasury Securities - 17.8%
3,200,000	U.S. Treasury Note, 2.75%, 10/31/13	3,267,875
4,310,000	U.S. Treasury Note, 2.63%, 12/31/14	4,513,380
300,000	U.S. Treasury Note, 2.38%, 03/31/16	318,938
2,210,000	U.S. Treasury Note, 1.75%, 05/31/16	2,308,586
550,000	U.S. Treasury Note, 3.00%, 02/28/17	605,000
680,000	U.S. Treasury Note, 0.63%, 09/30/17	678,778
		11,692,557

Shares or Principal Amount
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 7.0%
Federal Home Loan Mortgage Corp. - 1.7%
$606,867	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	636,537
450,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	466,694
		1,103,231
Federal National Mortgage Association - 5.3%
602,664	Federal National Mortgage Association REMIC, 4.50%, 08/25/21	633,665
314,192	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	323,682
684,858	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	723,501
1,014,548	Federal National Mortgage Association, 3.00%, 10/01/26	1,071,648
45,187	Federal National Mortgage Association REMIC, 5.50%, 11/25/34	45,239
611,734	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	632,423
713,237	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	55,249
		3,485,407

Total Government and Agency Obligations (cost $19,689,482)		19,940,493

Preferred Stocks - 0.7%
550	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 02/04/13) (d)	476,300

Total Preferred Stocks (cost $564,327)		476,300

Short Term Investments - 3.3%
Investment Company - 3.3%
2,181,955	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (h)	2,181,955

Total Short Term Investments (cost $2,181,955)		2,181,955

Total Investments - 100.3% (cost $64,356,856)		66,046,616
Liabilities in excess of other assets - (0.3%)		(194,295)
NET ASSETS - 100%		$65,852,321

See accompanying Notes to Portfolio Investments.

(a)	Variable rate security. The rate reflected is the rate in effect at December 31, 2012.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)	Perpetual maturity security.
(e)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Portfolio Investments.

(f)	This security is a direct debt of the agency and not collateralized by mortgages.
(g)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

AMBAC	AMBAC Indemnity Corp.
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2012 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 27.7%
$1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.19%, 09/10/47 (a)	$1,501,743
361,899	Bear Stearns Asset Backed Securities Trust REMIC, 5.00%, 10/25/33 (a)	378,739
707,976	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	742,480
385,467	Chase Mortgage Finance Corp. REMIC, 5.50%, 05/25/35	402,429
271,176	Citicorp Mortgage Securities Inc. REMIC, 5.50%, 11/25/35	273,550
989,863	Citigroup Mortgage Loan Trust REMIC, 0.36%, 08/25/36 (a)	927,682
645,014	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	678,296
342,811	Citigroup Mortgage Loan Trust Inc. REMIC, 0.36%, 10/25/36 (a)	338,749
230,819	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	236,005
92,558	Countrywide Alternative Loan Trust REMIC, 5.38%, 08/25/36 (a)	93,899
436,930	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	438,729
101,758	Countrywide Asset-Backed Certificates REMIC, 0.45%, 04/25/36 (a)	100,872
305,653	Countrywide Asset-Backed Certificates REMIC, 0.39%, 07/25/36 (a)	293,288
142,913	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	145,620
205,268	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	216,209
367,966	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.33%, 02/25/33 (a)	323,649
479,302	Credit-Based Asset Servicing and Securitization LLC REMIC, 5.75%, 12/25/37 (a)	485,620
164,953	FBR Securitization Trust REMIC, 0.46%, 11/25/35 (a)	164,813
575,000	GS Mortgage Securities Corp. II, 3.65%, 03/10/44 (b)	619,492
43,424	Home Equity Asset Trust REMIC, 0.32%, 07/25/37 (a)	43,015
431,286	Irwin Home Equity Corp. REMIC, 1.30%, 11/25/28 (a)	414,881
159,998	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	163,247
825,000	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	888,814
272,961	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	169,083
300,000	Novastar Home Equity Loan REMIC, 1.86%, 03/25/35 (a)	282,653
573,020	Option One Mortgage Loan Trust REMIC, 0.42%, 12/25/35 (a)	559,886
598,435	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	644,502
106,970	Park Place Securities Inc. REMIC, 0.83%, 10/25/34 (a)	106,745
1,044,116	Preferred Term Securities XXI Inc., 0.96%, 03/22/38 (a) (b) (e) (f)	234,926
537,196	Preferred Term Securities XXIV Inc., 0.61%, 03/22/37 (a) (b) (e)	343,806
641,274	RAAC Trust REMIC, 0.38%, 08/25/36 (a)	632,836
290,019	RALI Trust REMIC, 5.50%, 05/25/34	297,062
298,206	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	306,325
510,159	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	519,884
185,367	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	180,185
290,387	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	281,198
352,941	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	354,690
375,278	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	388,665
252,373	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	261,814
549,934	SACO I Inc. REMIC, 0.77%, 11/25/35 (a)	530,931
379,647	Structured Asset Securities Corp. REMIC, 1.26%, 11/25/34 (a)	351,213
167,756	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.30%, 09/25/33 (a)	169,704
382,174	Vanderbilt Mortgage & Finance Inc., 5.84%, 02/07/26	394,202
630,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	653,106
574,548	Wells Fargo Home Equity Trust REMIC, 0.59%, 12/25/35 (a)	556,080
155,693	Wells Fargo Home Equity Trust REMIC, 0.35%, 07/25/36 (a)	153,762
481,659	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 02/25/19	492,094

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$366,280	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 11/25/36	$378,119
430,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	448,192

Total Non-U.S. Government Agency Asset-Backed Securities (cost $19,448,054)		19,563,484

Corporate Bonds - 24.2%
Consumer Discretionary - 3.1%
430,000	DIRECTV Holdings LLC, 3.80%, 03/15/22	443,612
300,000	Goodyear Tire & Rubber Co., 7.00%, 05/15/22	321,750
250,000	Hanesbrands Inc., 6.38%, 12/15/20	275,000
325,000	Mohawk Industries Inc., 6.38%, 01/15/16 (c)	365,625
345,000	Newell Rubbermaid Inc., 4.70%, 08/15/20	381,049
355,000	Whirlpool Corp., 4.85%, 06/15/21	380,499
		2,167,535
Consumer Staples - 1.6%
255,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	268,176
355,000	PepsiCo Inc., 4.88%, 11/01/40	415,175
315,000	Wal-Mart Stores Inc., 5.63%, 04/15/41	412,517
		1,095,868
Energy - 1.1%
335,000	Enterprise Products Operating LLC, 6.30%, 09/15/17	405,226
270,000	Tosco Corp., 8.13%, 02/15/30	400,393
		805,619
Financials - 10.5%
325,000	ACE INA Holdings Inc., 5.90%, 06/15/19	401,428
390,000	American Express Co., 6.80%, 09/01/66 (a)	418,762
375,000	Bank of America Corp., 5.65%, 05/01/18	436,291
285,000	Chubb Corp., 6.80%, 11/15/31	384,754
385,000	Citigroup Inc., 4.45%, 01/10/17	426,503
380,000	General Electric Capital Corp., 4.38%, 09/16/20	424,097
265,000	Genworth Financial Inc., 7.63%, 09/24/21	292,446
435,000	Goldman Sachs Capital I, 6.35%, 02/15/34	451,524
395,000	Hartford Financial Services Group Inc., 4.00%, 10/15/17	431,499
395,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (d)	447,539
311,000	KeyBank NA, 4.95%, 09/15/15	338,839
405,000	Metropolitan Life Global Funding I, 1.70%, 06/29/15 (b)	413,419
415,000	Morgan Stanley, 3.80%, 04/29/16	435,661
375,000	PNC Funding Corp., 0.51%, 01/31/14 (a)	375,160
285,000	Prudential Financial Inc., 7.38%, 06/15/19	361,912
250,000	Regions Financial Corp., 7.75%, 11/10/14	277,200
375,000	State Street Bank & Trust Co., 0.51%, 12/08/15 (a)	372,280
353,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (d)	360,060
350,000	Wells Fargo & Co., Series A, 7.98% (callable at 100 beginning 03/15/18) (d)	401,625
		7,450,999
Health Care - 0.3%
160,000	Pfizer Inc., 6.20%, 03/15/19	202,236

Industrials - 1.7%
345,000	Textron Inc., 6.20%, 03/15/15	378,130
335,000	Union Pacific Corp., 5.70%, 08/15/18	406,566
285,000	United Technologies Corp., 6.13%, 07/15/38	379,440
		1,164,136
Information Technology - 2.2%
345,000	CA Inc., 6.13%, 12/01/14	375,966
345,000	Intel Corp., 2.70%, 12/15/22	344,517
320,000	International Business Machines Corp., 5.60%, 11/30/39	412,420
420,000	Motorola Solutions Inc., 3.75%, 05/15/22	429,120
		1,562,023
Materials - 2.0%
345,000	Dow Chemical Co., 4.25%, 11/15/20	383,541
305,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	337,663
315,000	Mosaic Co., 3.75%, 11/15/21	334,627
295,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (c)	326,188
		1,382,019
Telecommunication Services - 0.2%
160,000	Crown Castle International Corp., 9.00%, 01/15/15	169,680

Utilities - 1.5%
315,000	Alabama Power Co., 5.50%, 10/15/17	376,707

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$300,000	Dayton Power & Light Co., 5.13%, 10/01/13	$309,909
300,000	PacifiCorp, 6.25%, 10/15/37	404,105
		1,090,721

Total Corporate Bonds (cost $15,982,765)		17,090,836

Government and Agency Obligations - 43.3%
GOVERNMENT SECURITIES - 18.5%
Municipals - 2.3%
325,000	New York City Municipal Water Finance Authority, 5.72%, 06/15/42	421,778
215,000	State of Connecticut, 4.95%, 12/01/20	259,215
215,000	State of Connecticut, 5.63%, 12/01/29	268,126
240,000	University of Michigan, 6.01%, 04/01/25	285,790
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	381,493
		1,616,402
Treasury Inflation Index Securities - 1.8%
400,271	U.S. Treasury Inflation Indexed Note, 0.50%, 04/15/15 (g)	417,658
352,594	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (g)	382,895
358,524	U.S. Treasury Inflation Indexed Note, 2.13%, 02/15/40 (g)	526,078
		1,326,631
U.S. Treasury Securities - 14.4%
755,000	U.S. Treasury Bond, 5.38%, 02/15/31	1,077,762
1,835,000	U.S. Treasury Bond, 4.38%, 11/15/39	2,387,221
400,000	U.S. Treasury Note, 0.25%, 09/30/14	400,094
2,960,000	U.S. Treasury Note, 3.38%, 11/15/19	3,403,307
2,805,000	U.S. Treasury Note, 2.00%, 02/15/22	2,900,766
		10,169,150
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 24.8%
Federal Home Loan Mortgage Corp. - 8.8%
1,090,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	1,165,833
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,398,221
700,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	725,968
1,482,012	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	1,603,998
1,197,654	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	1,313,264
		6,207,284

Shares or Principal Amount
Federal National Mortgage Association - 15.3%
$185,436	Federal National Mortgage Association, 5.50%, 11/01/16	199,159
62,912	Federal National Mortgage Association, 4.50%, 12/01/18	67,848
1,209,647	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	1,272,648
692,428	Federal National Mortgage Association, 7.50%, 08/01/22	789,509
280,822	Federal National Mortgage Association, 4.00%, 06/01/24	300,881
92,484	Federal National Mortgage Association, 4.00%, 10/01/24	99,090
955,309	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	1,033,251
1,170,000	Federal National Mortgage Association REMIC, 4.00%, 01/25/33 (e)	1,303,681
110,118	Federal National Mortgage Association, 5.00%, 08/01/34	119,675
1,370,000	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	1,467,588
1,218,689	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	1,259,905
117,667	Federal National Mortgage Association, 5.50%, 08/01/37	128,400
498,541	Federal National Mortgage Association, 6.00%, 09/01/38	546,511
843,492	Federal National Mortgage Association, 4.50%, 01/01/40	952,568
1,151,403	Federal National Mortgage Association, 4.00%, 04/01/41	1,270,065
		10,810,779
Government National Mortgage Association - 0.7%
450,396	Government National Mortgage Association, 4.72%, 06/20/61	512,864

Total Government and Agency Obligations (cost $28,833,834)		30,643,110

Preferred Stock - 0.7%
580	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 02/04/13) (d)	502,280

Total Preferred Stocks (cost $595,666)		502,280

Exchange Traded Funds - 0.7%
5,047	iShares iBoxx High Yield Corporate Bond Fund	471,137

Total Exchange Traded Funds (cost $436,131)		471,137

See accompanying Notes to Portfolio Investments.

Shares	Security Description	Value
Investment Company - 2.0%
138,081	Federated Institutional High-Yield Bond Fund	$1,407,050

Total Investment Company (cost $1,257,329)		1,407,050

Short Term Investments - 1.4%
Investment Company - 1.4%
1,012,227	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (h)	1,012,227

Total Short Term Investments (cost $1,012,227)		1,012,227

Total Investments - 100.0% (cost $67,566,006)		70,690,124
Liabilities in excess of other assets - (0.0%)		(13,200)
NET ASSETS - 100%		$70,676,924

(a)	Variable rate security. The rate reflected is the rate in effect at December 31, 2012.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(d)	Perpetual maturity security.
(e)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Portfolio Investments.

(f)	Non-income producing security.
(g)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

AMBAC	AMBAC Indemnity Corp.
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2012 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 61.8%
Consumer Discretionary - 7.5%
6,700	BorgWarner Inc. (a)	$479,854
1,250	Chipotle Mexican Grill Inc. - Class A (a)	371,825
21,900	Comcast Corp. - Class A	818,622
9,800	Discovery Communications Inc. - Class C (a)	573,300
5,200	McDonald’s Corp.	458,692
9,800	Nordstrom Inc.	524,300
900	Priceline.com Inc. (a)	559,080
4,750	Ulta Salon Cosmetics & Fragrance Inc.	466,735
4,200	Wynn Resorts Ltd.	472,458
		4,724,866
Consumer Staples - 6.7%
9,900	Church & Dwight Co. Inc.	530,343
6,750	Colgate-Palmolive Co.	705,645
9,900	Herbalife Ltd.	326,106
8,100	Hershey Co.	584,982
6,066	Kraft Foods Group Inc.	275,821
7,150	Mead Johnson Nutrition Co.	471,114
6,400	PriceSmart Inc.	493,120
5,700	United Natural Foods Inc. (a)	305,463
5,700	Whole Foods Market Inc.	520,581
		4,213,175
Energy - 6.6%
2,250	Apache Corp.	176,625
4,950	Chevron Corp.	535,293
11,500	Exxon Mobil Corp.	995,325
5,300	Helmerich & Payne Inc.	296,853
6,100	Noble Energy Inc.	620,614
8,050	Occidental Petroleum Corp.	616,710
7,900	Schlumberger Ltd.	547,391
11,900	Suncor Energy Inc.	392,462
		4,181,273
Financials - 9.2%
9,300	ACE Ltd.	742,140
5,550	Affiliated Managers Group Inc. (a)	722,332
22,400	BB&T Corp.	652,064
3,400	BlackRock Inc.	702,814
4,400	Credit Acceptance Corp. (a)	447,392
16,875	JPMorgan Chase & Co.	741,994
4,300	M&T Bank Corp.	423,421
16,500	MetLife Inc.	543,510
25,100	U.S. Bancorp	801,694
		5,777,361
Health Care - 7.6%
5,500	Abbott Laboratories	360,250
3,200	Biogen Idec Inc. (a)	469,344
8,050	Celgene Corp. (a)	633,696
7,150	Cerner Corp. (a)	555,126
11,375	Covidien Plc	656,792
920	Intuitive Surgical Inc. (a)	451,140
8,450	Medidata Solutions Inc. (a)	331,156
11,600	Thermo Fisher Scientific Inc.	739,848
10,166	Valeant Pharmaceuticals International Inc. (a)	607,622
		4,804,974
Industrials - 6.9%
8,700	AGCO Corp. (a)	427,344
9,200	Dover Corp.	604,532
14,850	Fortune Brands Home & Security Inc. (a)	433,917
30,700	General Electric Co.	644,393
4,200	Joy Global Inc.	267,876
3,700	Parker Hannifin Corp.	314,722
5,100	Roper Industries Inc.	568,548
4,500	Union Pacific Corp.	565,740
7,000	United Parcel Service Inc. - Class B	516,110
		4,343,182
Information Technology - 12.5%
12,300	Adobe Systems Inc. (a)	463,464
2,975	Apple Inc.	1,585,764
4,750	Citrix Systems Inc. (a)	312,312
6,400	Cognizant Technology Solutions Corp. - Class A (a)	473,920
3,600	FactSet Research Systems Inc.	317,016
1,280	Google Inc. - Class A (a)	907,994
7,600	IAC/InterActiveCorp.	359,480
15,400	Intel Corp.	317,702
1,020	MasterCard Inc. - Class A	501,106
23,300	Mentor Graphics Corp. (a)	396,566
24,100	Microsoft Corp.	644,193
23,000	Oracle Corp.	766,360
13,000	QUALCOMM Inc.	806,260
		7,852,137
Materials - 1.9%
4,600	Agrium Inc.	459,586
3,000	Praxair Inc.	328,350
5,600	Sigma-Aldrich Corp.	412,048
		1,199,984
Telecommunication Services - 0.9%
13,650	Verizon Communications Inc.	590,636

Utilities - 2.0%
37,700	AES Corp.	403,390
6,800	NextEra Energy Inc.	470,492
8,300	Southern Co.	355,323
		1,229,205

Total Common Stocks (cost $29,065,513)		38,916,793

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
Corporate Bonds - 22.6%
Consumer Discretionary - 1.5%
$500,000	Comcast Corp., 5.70%, 05/15/18	$601,132
300,000	McGraw-Hill Cos. Inc., 5.90%, 11/15/17	348,461
		949,593
Consumer Staples - 2.1%
500,000	Anheuser-Busch Cos. Inc., 5.00%, 03/01/19	587,290
300,000	Coca-Cola Enterprises Inc., 4.50%, 09/01/21	341,546
300,000	ConAgra Foods Inc., 7.00%, 04/15/19	369,280
		1,298,116
Energy - 1.0%
300,000	BP Capital Markets Plc, 3.63%, 05/08/14	312,277
300,000	Shell International Finance BV, 3.25%, 09/22/15	320,436
		632,713
Financials - 6.8%
400,000	American Express Credit Corp., 5.88%, 05/02/13	407,222
500,000	Commonwealth Bank of Australia, 4.26%, 04/13/20 (b) (c)	521,950
500,000	General Electric Capital Corp., 5.63%, 09/15/17	589,861
300,000	Goldman Sachs Group Inc., 5.25%, 10/15/13	310,504
300,000	JPMorgan Chase & Co., 6.40%, 10/02/17	360,299
500,000	KeyCorp, 6.50%, 05/14/13	510,732
300,000	Morgan Stanley, 0.82%, 10/15/15 (b)	290,690
250,000	Regions Bank, 7.50%, 05/15/18	301,563
300,000	Simon Property Group LP, 2.80%, 01/30/17	316,556
300,000	Vornado Realty Trust, 4.25%, 04/01/15	317,104
300,000	Wachovia Corp., 5.25%, 08/01/14	319,902
		4,246,383
Health Care - 1.8%
500,000	Novartis Securities Investment Ltd., 5.13%, 02/10/19	597,587
500,000	Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	525,684
		1,123,271
Industrials - 2.1%
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (d)	614,164
300,000	Honeywell International Inc., 5.30%, 03/01/18	358,615
300,000	Union Pacific Corp., 4.16%, 07/15/22	339,358
		1,312,137
Materials - 1.3%
350,000	Mosaic Co., 3.75%, 11/15/21	371,808
400,000	Vale Overseas Ltd., 4.38%, 01/11/22	427,003
		798,811
Telecommunication Services - 1.9%
500,000	AT&T Inc., 4.45%, 05/15/21	577,430
300,000	Cellco Partnership, 5.55%, 02/01/14	314,923
300,000	Verizon Communications Inc., 4.90%, 09/15/15	332,777
		1,225,130
Utilities - 4.1%
400,000	Alabama Power Co., 5.88%, 12/01/22	505,959
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	447,153
400,000	Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	460,552
250,000	Exelon Generation Co. LLC, 5.20%, 10/01/19	283,410
300,000	ONEOK Inc., 4.25%, 02/01/22	325,971
500,000	Sempra Energy, 6.50%, 06/01/16	586,176
		2,609,221

Total Corporate Bonds (cost $13,471,692)		14,195,375

Government and Agency Obligations - 12.0%
GOVERNMENT SECURITIES - 11.5%
Federal Home Loan Bank - 0.5%
300,000	Federal Home Loan Bank, 1.00%, 10/15/27 (e) (f)	300,064

Municipals - 5.9%
350,000	California State University, RB, 5.45%, 11/01/22	403,728
250,000	City of Aurora, Illinois, GO, Series A, 4.25%, 12/30/17	282,163
250,000	City of Industry, California, RB, 7.00%, 01/01/21	267,000
150,000	County of St. Charles Missouri, RB, 5.16%, 10/01/20	177,717
190,000	Denver City & County Board of Water Commission, RB, Series A, 5.00%, 12/15/19	227,835
195,000	Kansas Development Finance Authority, RB, Series N, 5.20%, 11/01/19	236,363
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	352,956
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	227,376

See accompanying Notes to Portfolio Investments.

Principal Amount	Security Description	Value
$200,000	Reeves County Texas, Correctional Facilities, 7.40%, 12/01/17	$208,924
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	229,794
100,000	State of Florida Lottery, RB, 5.19%, 07/01/19	117,109
265,000	Town of Hamden Connecticut, GO, Series B, 5.38%, 08/15/22	313,548
200,000	Town of Parker Colorado, Series A, 5.30%, 11/01/18	229,040
280,000	Tulsa Airports Improvement Trust, RB, Series B, 6.50%, 06/01/21	326,659
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	114,424
		3,714,636
Treasury Inflation Index Securities - 1.7%
438,573	U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (g)	519,880
204,402	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (g)	221,968
245,434	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (g)	331,087
		1,072,935
U.S. Treasury Securities - 3.4%
150,000	U.S. Treasury Bond, 6.25%, 08/15/23	215,062
150,000	U.S. Treasury Bond, 7.50%, 11/15/24	238,875
200,000	U.S. Treasury Note, 3.25%, 12/31/16	221,500
200,000	U.S. Treasury Note, 4.25%, 11/15/17	234,188
300,000	U.S. Treasury Note, 3.75%, 11/15/18	349,336
150,000	U.S. Treasury Note, 3.63%, 08/15/19	174,668
200,000	U.S. Treasury Note, 3.50%, 05/15/20	232,203
400,000	U.S. Treasury Note, 3.63%, 02/15/21	469,531
		2,135,363
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 0.5%
Federal National Mortgage Association - 0.5%
326,310	Federal National Mortgage Association, 3.50%, 12/01/26	346,354

Total Government and Agency Obligations (cost $6,910,103)		7,569,352

Shares
Short Term Investments - 3.0%
Investment Company - 3.0%
1,884,961	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (h)	1,884,961

Total Short Term Investments (cost $1,884,961)		1,884,961

Total Investments - 99.4% (cost $51,332,269)		62,566,481
Other assets in excess of liabilities - 0.6%		351,467
NET ASSETS - 100%		$62,917,948

(a)	Non-income producing security.
(b)	Variable rate security. The rate reflected is the rate in effect at December 31, 2012.
(c)

Restricted as to public resale of Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted table in the Notes to Portfolio Investments.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(e)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of December 31, 2012.
(f)	This security is a direct debt of the agency and not collateralized by mortgages.
(g)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

GO	General Obligation
RB	Revenue Bond

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2012 (Unaudited)

CORE EQUITY FUND

Shares	Security Description	Value
Common Stocks - 96.3%
Consumer Discretionary - 10.3%
110,625	Comcast Corp. - Class A	$4,135,162
51,225	Kohl’s Corp.	2,201,651
57,700	Lear Corp.	2,702,668
26,900	Mohawk Industries Inc. (a)	2,433,643
63,150	Nike Inc. - Class B	3,258,540
73,125	Omnicom Group Inc.	3,653,325
		18,384,989
Consumer Staples - 12.0%
88,700	General Mills Inc.	3,584,367
73,225	HJ Heinz Co.	4,223,618
82,750	PepsiCo Inc.	5,662,582
39,800	Philip Morris International Inc.	3,328,872
66,275	Procter & Gamble Co.	4,499,410
		21,298,849
Energy - 10.7%
54,975	Chevron Corp.	5,944,997
67,175	Ensco Plc - Class A	3,982,134
75,875	Exxon Mobil Corp.	6,566,981
36,275	Schlumberger Ltd.	2,513,495
		19,007,607
Financials - 15.9%
54,075	AFLAC Inc.	2,872,464
58,700	Aon Plc - Class A	3,263,720
67,850	BB&T Corp.	1,975,114
14,175	BlackRock Inc.	2,930,114
63,225	Citigroup Inc.	2,501,181
13,800	IntercontinentalExchange Inc. (a)	1,708,578
102,700	JPMorgan Chase & Co.	4,515,719
102,550	MetLife Inc.	3,377,997
30,150	Travelers Cos. Inc.	2,165,373
95,000	U.S. Bancorp	3,034,300
		28,344,560
Health Care - 12.0%
76,500	Dentsply International Inc.	3,030,165
27,700	McKesson Corp.	2,685,792
106,175	Medtronic Inc.	4,355,298
87,300	Novartis AG - ADR	5,526,090
63,200	Teva Pharmaceutical Industries Ltd. - ADR	2,359,888
49,300	Varian Medical Systems Inc. (a)	3,462,832
		21,420,065
Industrials - 10.6%
46,750	3M Co.	4,340,738
27,925	Flowserve Corp.	4,099,390
197,500	General Electric Co.	4,145,525
75,925	Jacobs Engineering Group Inc. (a)	3,232,127
54,200	Towers Watson & Co. - Class A	3,046,582
		18,864,362
Information Technology - 19.0%
8,300	Apple Inc.	4,424,149
77,150	Avnet Inc. (a)	2,361,562
144,725	Cisco Systems Inc.	2,843,846
137,925	EMC Corp. (a)	3,489,502
133,050	Intel Corp.	2,744,822
15,575	International Business Machines Corp.	2,983,391
132,200	Microsoft Corp.	3,533,706
141,850	Oracle Corp.	4,726,442
59,500	QUALCOMM Inc.	3,690,190
98,325	Texas Instruments Inc.	3,042,175
		33,839,785
Materials - 3.2%
27,100	Air Products & Chemicals Inc.	2,276,942
62,200	Allegheny Technologies Inc.	1,888,392
38,200	Potash Corp. of Saskatchewan Inc.	1,554,358
		5,719,692
Utilities - 2.6%
210,300	AES Corp.	2,250,210
55,475	Southern Co.	2,374,885
		4,625,095

Total Common Stocks (cost $140,204,454)		171,505,004

Short Term Investments - 3.6%
Investment Company - 3.6%
6,407,649	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	6,407,649

Total Short Term Investments (cost $6,407,649)		6,407,649

Total Investments - 99.9% (cost $146,612,103)		177,912,653
Other assets in excess of liabilities - 0.1%		110,506
NET ASSETS - 100%		$178,023,159

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

ADR	American Depositary Receipt

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2012 (Unaudited)

LARGE CAP GROWTH FUND

Shares	Security Description	Value
Common Stocks - 99.8%
Consumer Discretionary - 17.4%
12,500	BorgWarner Inc. (a)	$895,250
41,000	Comcast Corp. - Class A	1,532,580
24,000	Discovery Communications Inc. - Class C (a)	1,404,000
12,000	McDonald’s Corp.	1,058,520
15,000	Nordstrom Inc.	802,500
1,800	Priceline.com Inc. (a)	1,118,160
23,655	Starbucks Corp.	1,268,381
8,100	Wynn Resorts Ltd.	911,169
10,000	Yum! Brands Inc.	664,000
		9,654,560
Consumer Staples - 6.7%
7,000	Colgate-Palmolive Co.	731,780
8,000	Hershey Co.	577,760
12,500	Mead Johnson Nutrition Co.	823,625
25,000	Mondelez International Inc. - Class A	636,750
10,000	Whole Foods Market Inc.	913,300
		3,683,215
Energy - 6.9%
10,000	Apache Corp.	785,000
6,100	Concho Resources Inc. (a)	491,416
6,000	Noble Energy Inc.	610,440
5,000	Occidental Petroleum Corp.	383,050
12,000	Schlumberger Ltd.	831,480
22,000	Williams Cos. Inc.	720,280
		3,821,666
Financials - 5.3%
7,000	Affiliated Managers Group Inc. (a)	911,050
20,000	JPMorgan Chase & Co.	879,400
34,000	Wells Fargo & Co.	1,162,120
		2,952,570
Health Care - 16.5%
5,000	Biogen Idec Inc. (a)	733,350
21,100	Catamaran Corp. (a)	994,021
18,000	Celgene Corp. (a)	1,416,960
10,000	Cerner Corp. (a)	776,400
25,250	Stryker Corp.	1,384,205
20,000	Thermo Fisher Scientific Inc.	1,275,600
17,500	UnitedHealth Group Inc.	949,200
27,000	Valeant Pharmaceuticals International Inc. (a)	1,613,790
		9,143,526
Industrials - 13.1%
9,980	Cummins Inc.	1,081,333
22,000	Dover Corp.	1,445,620
16,000	FedEx Corp.	1,467,520
22,000	Illinois Tool Works Inc.	1,337,820
7,600	Roper Industries Inc.	847,248
8,800	Union Pacific Corp.	1,106,336
		7,285,877
Information Technology - 28.9%
20,000	Accenture Plc - Class A	1,330,000
30,000	Adobe Systems Inc. (a)	1,130,400
2,200	Apple Inc.	1,172,666
44,000	CA Inc.	967,120
17,300	Citrix Systems Inc. (a)	1,137,475
20,000	Cognizant Technology Solutions Corp. - Class A (a)	1,481,000
5,000	Equinix Inc. (a)	1,031,000
18,000	Fiserv Inc. (a)	1,422,540
2,000	Google Inc. - Class A (a)	1,418,740
36,000	Intel Corp.	742,680
2,830	MasterCard Inc. - Class A	1,390,323
48,000	Oracle Corp.	1,599,360
13,000	VMware Inc. - Class A (a)	1,223,820
		16,047,124
Materials - 5.0%
14,000	Agrium Inc.	1,398,740
12,500	Praxair Inc.	1,368,125
		2,766,865

Total Common Stocks (cost $41,235,472)		55,355,403

Total Investments - 99.8% (cost $41,235,472)		55,355,403
Other assets in excess of liabilities - 0.2%		129,892
NET ASSETS - 100%		$55,485,295

(a)	Non-income producing security.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2012 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 97.5%
Consumer Discretionary - 19.8%
23,100	BorgWarner Inc. (a)	$1,654,422
15,000	Cabela’s Inc. - Class A (a)	626,250
81,953	Chico’s FAS Inc.	1,512,852
24,000	Churchill Downs Inc.	1,594,800
10,000	Coach Inc.	555,100
37,500	Discovery Communications Inc. - Class C (a)	2,193,750
33,000	Foot Locker Inc.	1,059,960
54,000	HanesBrands Inc. (a)	1,934,280
30,000	Nordstrom Inc.	1,605,000
4,500	Panera Bread Co. - Class A (a)	714,735
91,000	Pier 1 Imports Inc.	1,820,000
60,000	Tenneco Inc. (a)	2,106,600
12,000	Ulta Salon Cosmetics & Fragrance Inc.	1,179,120
46,000	Vera Bradley Inc. (a)	1,154,600
26,800	Vitamin Shoppe Inc. (a)	1,537,248
15,000	Wynn Resorts Ltd.	1,687,350
		22,936,067
Consumer Staples - 3.9%
12,500	Church & Dwight Co. Inc.	669,625
65,000	Herbalife Ltd.	2,141,100
22,400	PriceSmart Inc.	1,725,920
		4,536,645
Energy - 4.7%
12,000	CARBO Ceramics Inc.	940,080
26,800	Gulfport Energy Corp. (a)	1,024,296
12,300	Noble Energy Inc.	1,251,402
80,000	Northern Oil and Gas Inc. (a)	1,345,600
21,000	World Fuel Services Corp.	864,570
		5,425,948
Financials - 10.0%
20,000	Affiliated Managers Group Inc. (a)	2,603,000
21,900	Credit Acceptance Corp. (a)	2,226,792
49,000	Home Bancshares Inc.	1,617,980
22,300	Portfolio Recovery Associates Inc. (a)	2,382,978
25,000	Signature Bank (a)	1,783,500
32,400	Stifel Financial Corp. (a)	1,035,828
		11,650,078
Health Care - 10.6%
41,220	Catamaran Corp. (a)	1,941,874
20,800	Cerner Corp. (a)	1,614,912
100,000	MedAssets Inc. (a)	1,677,000
100,000	PDL BioPharma Inc.	705,000
16,000	Questcor Pharmaceuticals Inc.	427,520
24,000	Teleflex Inc.	1,711,440
22,000	United Therapeutics Corp. (a)	1,175,240
50,000	Valeant Pharmaceuticals International Inc. (a)	2,988,500
		12,241,486
Industrials - 21.1%
32,100	AGCO Corp. (a)	1,576,752
46,300	Applied Industrial Technologies Inc.	1,945,063
31,000	Atlas Air Worldwide Holdings Inc. (a)	1,373,610
19,000	Cummins Inc.	2,058,650
28,000	Dover Corp.	1,839,880
18,000	Genesee & Wyoming Inc. - Class A (a)	1,369,440
44,000	HUB Group Inc. - Class A (a)	1,478,400
12,000	Joy Global Inc.	765,360
27,700	Landstar System Inc.	1,453,142
39,700	Lincoln Electric Holdings Inc.	1,932,596
15,200	Middleby Corp. (a)	1,948,792
17,000	Pall Corp.	1,024,420
12,700	Roper Industries Inc.	1,415,796
70,000	Tetra Tech Inc. (a)	1,851,500
24,000	Triumph Group Inc.	1,567,200
24,000	Woodward Inc.	915,120
		24,515,721
Information Technology - 21.8%
53,000	Adobe Systems Inc. (a)	1,997,040
30,000	Akamai Technologies Inc. (a)	1,227,300
90,000	CA Inc.	1,978,200
151,399	Cadence Design Systems Inc. (a)	2,045,414
20,000	Citrix Systems Inc. (a)	1,315,000
23,000	Cognizant Technology Solutions Corp. - Class A (a)	1,703,150
12,000	Equinix Inc. (a)	2,474,400
10,000	FactSet Research Systems Inc.	880,600
17,500	Fiserv Inc. (a)	1,383,025
39,000	IAC/InterActiveCorp.	1,844,700
27,600	Jack Henry & Associates Inc.	1,083,576
100,000	Mentor Graphics Corp. (a)	1,702,000
47,000	NeuStar Inc. - Class A (a)	1,970,710
27,000	OSI Systems Inc. (a)	1,729,080
100,000	ValueClick Inc. (a)	1,941,000
		25,275,195
Materials - 5.6%
24,500	Agrium Inc.	2,447,795
22,650	Haynes International Inc.	1,174,856
52,000	HB Fuller Co.	1,810,640
15,000	Sigma-Aldrich Corp.	1,103,700
		6,536,991

Total Common Stocks (cost $76,845,908)		113,118,131

See accompanying Notes to Portfolio Investments.

Shares	Security Description	Value
Short Term Investments - 2.6%
Investment Company - 2.6%
2,943,426	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	$2,943,426

Total Short Term Investments (cost $2,943,426)		2,943,426

Total Investments - 100.1% (cost $79,789,334)		116,061,557
Liabilities in excess of other assets - (0.1%)		(80,336)
NET ASSETS - 100%		$115,981,221

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2012

SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2012 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 96.6%
Consumer Discretionary - 13.8%
106,600	Ann Inc. (a)	$3,607,344
63,300	Buckle Inc.	2,825,712
287,075	Callaway Golf Co.	1,865,988
93,700	Iconix Brand Group Inc. (a)	2,091,384
85,600	International Speedway Corp. - Class A	2,364,272
80,300	Jack in the Box Inc. (a)	2,296,580
94,800	Maidenform Brands Inc. (a)	1,847,652
67,806	Steiner Leisure Ltd. (a)	3,267,571
		20,166,503
Consumer Staples - 2.6%
28,275	Lancaster Colony Corp.	1,956,347
39,300	WD-40 Co.	1,851,423
		3,807,770
Energy - 6.1%
85,700	Bill Barrett Corp. (a)	1,524,603
47,600	Dresser-Rand Group Inc. (a)	2,672,264
42,700	SM Energy Co.	2,229,367
55,025	Tidewater Inc.	2,458,517
		8,884,751
Financials - 20.1%
50,550	Arthur J. Gallagher & Co.	1,751,558
39,100	Cullen/Frost Bankers Inc.	2,121,957
31,000	GAMCO Investors Inc.	1,645,170
34,000	Home Properties Inc.	2,084,540
29,075	Jones Lang LaSalle Inc.	2,440,555
64,000	LTC Properties Inc.	2,252,160
80,775	Mack-Cali Realty Corp.	2,109,035
111,325	MB Financial Inc.	2,198,669
283,200	Meadowbrook Insurance Group Inc.	1,636,896
173,400	Old National Bancorp	2,058,258
125,750	Selective Insurance Group	2,423,202
66,100	Stifel Financial Corp. (a)	2,113,217
52,100	UMB Financial Corp.	2,284,064
95,850	United Bankshares Inc.	2,331,072
		29,450,353
Health Care - 9.9%
61,600	Greatbatch Inc. (a)	1,431,584
75,075	PSS World Medical Inc. (a)	2,168,166
98,775	Team Health Holdings Inc. (a)	2,841,757
152,325	VCA Antech Inc. (a)	3,206,441
87,100	West Pharmaceutical Services Inc.	4,768,725
		14,416,673
Industrials - 16.4%
95,625	Actuant Corp. - Class A	2,668,894
108,750	Barnes Group Inc.	2,442,525
53,325	Carlisle Cos. Inc.	3,133,377
52,500	CLARCOR Inc.	2,508,450
37,250	Hubbell Inc. - Class B	3,152,467
53,725	IDEX Corp.	2,499,824
237,100	Navigant Consulting Inc. (a)	2,646,036
111,100	Tetra Tech Inc. (a)	2,938,595
93,300	Werner Enterprises Inc.	2,021,811
		24,011,979
Information Technology - 17.2%
37,650	Anixter International Inc.	2,408,847
43,350	CACI International Inc. - Class A (a)	2,385,551
53,975	Littelfuse Inc.	3,330,797
247,525	Micrel Inc.	2,351,488
113,875	Microsemi Corp. (a)	2,395,930
35,225	MTS Systems Corp.	1,794,009
71,000	National Instruments Corp.	1,832,510
110,675	Parametric Technology Corp. (a)	2,491,294
93,075	Park Electrochemical Corp.	2,394,820
33,175	Syntel Inc.	1,777,848
50,550	Zebra Technologies Corp. - Class A (a)	1,985,604
		25,148,698
Materials - 6.3%
46,950	Carpenter Technology Corp.	2,424,029
91,625	Intrepid Potash Inc.	1,950,696
94,750	Materion Corp.	2,442,655
68,850	Sensient Technologies Corp.	2,448,306
		9,265,686
Utilities - 4.2%
70,925	IDACORP Inc.	3,074,599
105,000	Westar Energy Inc.	3,005,100
		6,079,699

Total Common Stocks (cost $121,254,250)		141,232,112

Short Term Investments - 3.9%
Investment Company - 3.9%
5,711,156	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	5,711,156

Total Short Term Investments (cost $5,711,156)		5,711,156

Total Investments - 100.5% (cost $126,965,406)		146,943,268
Liabilities in excess of other assets - (0.5%)		(672,209)
NET ASSETS - 100%		$146,271,059

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2012.

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2012

NOTES TO PORTFOLIO INVESTMENTS

December 31, 2012 (Unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by Tributary Funds, Inc. (the “Company”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Company currently offers shares of seven distinct portfolios (collectively, the “Funds” and individually, a “Fund”).

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time.  In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE.  Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value.  Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation.  Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (the “Board”).  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee’s own assumptions in determining fair value.  Factors used in determining fair value include, but are not limited to:  type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ adviser, sub-adviser and representatives of Jackson Fund Services (“JFS” or “Co-Administrator”), a division of Jackson National Asset Management, LLC.  The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price).  One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 — includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 — includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 — includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the Co-Administrator regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Co-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To substantiate Level 3 unobservable inputs, the Adviser and Co-Administrator use a variety of techniques as appropriate, including, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2012, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$20,457,971	$351,679	$20,809,650
Corporate Bonds	—	22,638,218	—	22,638,218
Government and Agency Obligations	—	19,940,493	—	19,940,493
Preferred Stocks	476,300	—	—	476,300
Short Term Investments	2,181,955	—	—	2,181,955
Total	$2,658,255	$63,036,682	$351,679	$66,046,616

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$18,984,752	$578,732	$19,563,484
Corporate Bonds	—	17,090,836	—	17,090,836
Government and Agency Obligations	—	30,643,110	—	30,643,110
Preferred Stock	502,280	—	—	502,280
Exchange Traded Funds	471,137	—	—	471,137
Investment Company	1,407,050	—	—	1,407,050
Short Term Investments	1,012,227	—	—	1,012,227
Total	$3,392,694	$66,718,698	$578,732	$70,690,124

Balanced Fund
Common Stocks	$38,916,793	$—	$—	$38,916,793
Corporate Bonds	—	14,195,375	—	14,195,375
Government and Agency Obligations	—	7,569,352	—	7,569,352
Short Term Investments	1,884,961	—	—	1,884,961
Total	$40,801,754	$21,764,727	$—	$62,566,481
Core Equity Fund
Common Stocks	$171,505,004	$—	$—	$171,505,004
Short Term Investments	6,407,649	—	—	6,407,649
Total	$177,912,653	$—	$—	$177,912,653
Large Cap Growth Fund
Common Stocks	$55,355,403	$—	$—	$55,355,403
Total	$55,355,403	$—	$—	$55,355,403
Growth Opportunities Fund
Common Stocks	$113,118,131	$—	$—	$113,118,131
Short Term Investments	2,943,426	—	—	2,943,426
Total	$116,061,557	$—	$—	$116,061,557
Small Company Fund
Common Stocks	$141,232,112	$—	$—	$141,232,112
Short Term Investments	5,711,156	—	—	5,711,156
Total	$146,943,268	$—	$—	$146,943,268

The Funds recognize transfers between levels as of the beginning of the period.  There were no material transfers into or out of Level 1, 2 or 3 during the period.  There were no material Level 3 valuations for which significant unobservable valuation inputs were developed at December 31, 2012.

Securities Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date.  For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes.  Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.  Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.  Whether a restricted security is illiquid or not is determined pursuant to procedures established by the Board. Not all restricted securities are considered illiquid.  As of December 31, 2012, the Balanced Fund held the following Rule 144A security that was deemed illiquid:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Commonwealth Bank of Australia, 4.26%, 04/13/20	3/31/10	$500,000	$521,950	0.8%

2. Federal Income Taxes

As of December 31, 2012, the cost of investments and the components of net unrealized appreciation for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Short-Intermediate Bond Fund	$64,705,721	$1,734,216	$(393,321)	$1,340,895
Income Fund	67,609,271	4,208,462	(1,127,609)	3,080,853
Balanced Fund	51,525,658	11,502,643	(461,820)	11,040,823
Core Equity Fund	147,373,192	34,624,074	(4,084,613)	30,539,461
Large Cap Growth Fund	41,315,092	14,231,960	(191,649)	14,040,311
Growth Opportunities Fund	79,861,876	36,945,498	(745,817)	36,199,681
Small Company Fund	127,129,400	25,806,068	(5,992,200)	19,813,868

The difference between book-basis and tax-basis amounts are attributable primarily to tax deferral of losses on wash sales and tax amortization/accretion methods for premium and market discount.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Stephen R. Frantz
President

Date:	March 1, 2013

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	March 1, 2013

Exhibit List

Exhibit 3(a):                            Certification of the President required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Treasurer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.